Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

January 31, 2021

MCX-QTLY-0321
1.929302.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.	2,158,826	$26,726,266
Entertainment - 1.4%
Lions Gate Entertainment Corp.:
Class A (a)(b)	117,752	1,647,350
Class B (a)	227,307	2,809,515
Live Nation Entertainment, Inc. (a)	279,845	18,595,700
Madison Square Garden Entertainment Corp. (a)	36,769	3,263,249
Madison Square Garden Sports Corp. (a)	37,024	5,993,815
Roku, Inc. Class A (a)	214,996	83,639,894
Spotify Technology SA (a)	258,414	81,400,410
Take-Two Interactive Software, Inc. (a)	224,978	45,096,840
World Wrestling Entertainment, Inc. Class A (b)	90,541	5,100,175
Zynga, Inc. (a)	1,750,302	17,345,493
		264,892,441
Interactive Media & Services - 1.6%
InterActiveCorp (a)(b)	147,997	31,071,970
Match Group, Inc. (a)(b)	441,925	61,807,631
Pinterest, Inc. Class A (a)	792,863	54,319,044
TripAdvisor, Inc. (a)	198,406	6,144,634
Twitter, Inc. (a)	1,539,028	77,767,085
Zillow Group, Inc.:
Class A (a)	115,770	16,059,614
Class C (a)	285,543	37,251,940
		284,421,918
Media - 2.0%
Altice U.S.A., Inc. Class A (a)(b)	577,707	20,549,038
Cable One, Inc.	10,543	21,086,000
Discovery Communications, Inc.:
Class A (a)(b)	308,147	12,763,449
Class C (non-vtg.) (a)	611,885	21,434,332
DISH Network Corp. Class A (a)	484,785	14,068,461
Fox Corp.:
Class A	659,678	20,568,760
Class B	311,247	9,303,173
Interpublic Group of Companies, Inc.	766,526	18,450,281
John Wiley & Sons, Inc. Class A	85,144	3,883,418
Liberty Broadband Corp.:
Class A (a)	48,873	7,094,893
Class C (a)	315,319	46,052,340
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	390,871	15,724,740
Liberty Media Class A (a)	49,471	1,793,324
Liberty SiriusXM Series A (a)	163,461	6,607,094
Liberty SiriusXM Series C (a)	342,475	13,890,786
News Corp.:
Class A	766,357	14,867,326
Class B	238,268	4,498,500
Nexstar Broadcasting Group, Inc. Class A	83,975	9,545,438
Omnicom Group, Inc.	419,608	26,175,147
Sirius XM Holdings, Inc.	2,257,439	14,131,568
The New York Times Co. Class A	321,189	15,927,763
ViacomCBS, Inc.:
Class A	21,080	1,025,753
Class B (b)	1,070,966	51,941,851
		371,383,435
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	198,680	3,725,250
U.S. Cellular Corp. (a)	28,463	887,476
		4,612,726

TOTAL COMMUNICATION SERVICES		952,036,786

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Aptiv PLC	528,720	70,636,992
BorgWarner, Inc.	481,290	20,209,367
Gentex Corp.	483,925	15,993,721
Lear Corp.	118,200	17,819,832
		124,659,912
Automobiles - 0.6%
Ford Motor Co.	7,698,868	81,069,080
Harley-Davidson, Inc. (b)	301,713	12,095,674
Thor Industries, Inc. (b)	104,796	12,681,364
		105,846,118
Distributors - 0.4%
Genuine Parts Co.	277,255	26,028,699
LKQ Corp. (a)	597,515	20,966,801
Pool Corp.	76,495	27,092,999
		74,088,499
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	118,125	17,951,456
Chegg, Inc. (a)(b)	238,867	22,754,470
Frontdoor, Inc. (a)	168,859	9,293,999
Graham Holdings Co.	7,702	4,375,583
Grand Canyon Education, Inc. (a)	92,023	7,816,434
H&R Block, Inc.	380,807	6,561,305
Service Corp. International (b)	332,674	16,776,750
Terminix Global Holdings, Inc. (a)(b)	260,929	12,441,095
		97,971,092
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	450,296	15,440,650
Carnival Corp.	955,908	17,846,802
Chipotle Mexican Grill, Inc. (a)	54,975	81,363,000
Choice Hotels International, Inc.	68,643	6,908,232
Darden Restaurants, Inc.	256,636	29,998,182
Domino's Pizza, Inc.	76,878	28,503,287
Extended Stay America, Inc. unit	349,213	5,126,447
Hilton Worldwide Holdings, Inc.	538,795	54,628,425
Hyatt Hotels Corp. Class A	68,960	4,527,914
MGM Resorts International	928,746	26,524,986
Norwegian Cruise Line Holdings Ltd. (a)(b)	621,714	14,081,822
Planet Fitness, Inc. (a)(b)	161,852	11,653,344
Royal Caribbean Cruises Ltd.	362,144	23,539,360
Six Flags Entertainment Corp.	150,694	5,153,735
Vail Resorts, Inc.	78,811	20,960,574
Wendy's Co.	353,827	7,218,071
Wyndham Destinations, Inc.	165,734	7,332,072
Wyndham Hotels & Resorts, Inc.	180,865	10,520,917
Wynn Resorts Ltd.	193,122	19,221,433
Yum China Holdings, Inc. (b)	790,607	44,835,323
		435,384,576
Household Durables - 1.5%
D.R. Horton, Inc.	652,406	50,104,781
Garmin Ltd.	295,141	33,899,895
Leggett & Platt, Inc.	260,417	10,677,097
Lennar Corp.:
Class A	533,965	44,399,190
Class B	31,097	2,081,633
Mohawk Industries, Inc. (a)	114,596	16,455,986
Newell Brands, Inc.	757,666	18,199,137
NVR, Inc. (a)	6,678	29,693,593
PulteGroup, Inc.	527,695	22,954,733
Tempur Sealy International, Inc. (a)	372,872	9,843,821
Toll Brothers, Inc. (b)	228,386	11,670,525
Whirlpool Corp.	120,341	22,273,916
		272,254,307
Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (a)	232,892	46,366,468
Expedia, Inc.	266,770	33,106,157
GrubHub, Inc. (a)	181,401	13,654,053
Qurate Retail, Inc. Series A	751,056	9,463,306
Wayfair LLC Class A (a)(b)	139,722	38,049,095
		140,639,079
Leisure Products - 0.7%
Brunswick Corp.	155,595	13,452,744
Hasbro, Inc.	250,979	23,546,850
Mattel, Inc. (a)	678,073	12,286,683
Peloton Interactive, Inc. Class A (a)	501,493	73,283,172
Polaris, Inc.	114,605	13,370,965
		135,940,414
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	463,229	47,091,860
Kohl's Corp.	310,444	13,678,163
Nordstrom, Inc. (b)	215,315	7,632,917
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	108,000	10,230,840
		78,633,780
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	129,053	19,246,964
AutoNation, Inc. (a)(b)	113,097	8,061,554
AutoZone, Inc. (a)	46,081	51,535,608
Best Buy Co., Inc.	450,486	49,021,887
Burlington Stores, Inc. (a)	128,221	31,914,207
CarMax, Inc. (a)	320,978	37,804,789
Carvana Co. Class A (a)(b)	110,211	28,786,011
Dick's Sporting Goods, Inc.	121,624	8,150,024
Five Below, Inc. (a)(b)	107,710	18,927,878
Floor & Decor Holdings, Inc. Class A (a)	185,125	17,044,459
Foot Locker, Inc.	204,086	8,943,049
Gap, Inc.	360,132	7,292,673
L Brands, Inc.	452,486	18,443,329
Leslie's, Inc. (b)	91,039	2,603,715
O'Reilly Automotive, Inc. (a)	141,030	60,004,034
Penske Automotive Group, Inc.	62,866	3,761,901
Tractor Supply Co.	228,073	32,327,067
Ulta Beauty, Inc. (a)	106,262	29,727,857
Vroom, Inc.	52,893	1,948,049
Williams-Sonoma, Inc.	151,565	19,539,760
		455,084,815
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	279,943	11,662,425
Carter's, Inc. (b)	84,519	7,441,053
Columbia Sportswear Co. (b)	56,819	4,969,390
Hanesbrands, Inc.	683,982	10,458,085
lululemon athletica, Inc. (a)	224,274	73,714,378
PVH Corp.	138,532	11,811,238
Ralph Lauren Corp.	92,868	9,384,311
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	263,823	9,096,617
Tapestry, Inc.	545,533	17,249,753
Under Armour, Inc.:
Class A (sub. vtg.) (a)	372,018	6,510,315
Class C (non-vtg.) (a)(b)	387,611	5,802,537
VF Corp.	636,359	48,916,916
		217,017,018

TOTAL CONSUMER DISCRETIONARY		2,137,519,610

CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	17,540	16,082,251
Brown-Forman Corp.:
Class A (b)	89,372	5,909,277
Class B (non-vtg.)	356,118	25,522,977
Molson Coors Beverage Co. Class B	351,053	17,608,818
		65,123,323
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc. (b)	89,327	1,551,610
Casey's General Stores, Inc.	72,616	13,614,048
Grocery Outlet Holding Corp. (a)	143,506	6,126,271
Kroger Co.	1,528,223	52,723,694
Sprouts Farmers Market LLC (a)	232,471	5,265,468
U.S. Foods Holding Corp. (a)	433,400	13,431,066
		92,712,157
Food Products - 2.2%
Archer Daniels Midland Co.	1,093,611	54,691,486
Beyond Meat, Inc. (a)(b)	102,988	18,340,103
Bunge Ltd.	267,572	17,509,912
Campbell Soup Co. (b)	385,104	18,527,353
Conagra Brands, Inc.	962,089	33,288,279
Flowers Foods, Inc.	384,454	8,827,064
Hormel Foods Corp.	550,802	25,810,582
Ingredion, Inc.	132,402	9,992,379
Kellogg Co. (b)	495,381	29,197,756
Lamb Weston Holdings, Inc.	287,901	21,506,205
McCormick & Co., Inc. (non-vtg.)	489,514	43,831,084
Pilgrim's Pride Corp. (a)	102,705	1,990,423
Post Holdings, Inc. (a)	125,706	11,923,214
Seaboard Corp.	500	1,573,105
The Hain Celestial Group, Inc. (a)	167,051	6,946,816
The Hershey Co.	291,186	42,350,092
The J.M. Smucker Co.	217,930	25,369,231
TreeHouse Foods, Inc. (a)(b)	110,795	4,678,873
Tyson Foods, Inc. Class A	567,471	36,494,060
		412,848,017
Household Products - 0.6%
Church & Dwight Co., Inc.	490,266	41,393,158
Clorox Co.	249,011	52,157,844
Energizer Holdings, Inc.	122,414	5,366,630
Reynolds Consumer Products, Inc.	96,452	2,893,560
Spectrum Brands Holdings, Inc.	83,707	6,325,738
		108,136,930
Personal Products - 0.1%
Coty, Inc. Class A	568,915	3,623,989
Herbalife Nutrition Ltd. (a)	177,357	9,038,113
Nu Skin Enterprises, Inc. Class A	99,552	5,761,074
		18,423,176

TOTAL CONSUMER STAPLES		697,243,603

ENERGY - 2.6%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,295,307	26,022,718
Halliburton Co.	1,728,461	30,472,767
Helmerich & Payne, Inc.	206,173	5,005,880
NOV, Inc.	765,348	9,475,008
		70,976,373
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream GP LP	565,687	4,582,065
Apache Corp.	744,858	10,636,572
Cabot Oil & Gas Corp.	773,478	14,177,852
Cheniere Energy, Inc. (a)	456,580	28,915,211
Cimarex Energy Co.	198,109	8,356,238
Continental Resources, Inc. (b)	147,220	2,898,762
Devon Energy Corp.	1,162,851	19,140,527
Diamondback Energy, Inc.	310,801	17,619,309
EQT Corp.	542,273	8,844,473
Equitrans Midstream Corp.	805,342	5,355,524
Hess Corp.	541,911	29,252,356
HollyFrontier Corp.	294,551	8,382,921
Marathon Oil Corp.	1,554,360	11,253,566
Marathon Petroleum Corp.	1,277,550	55,139,058
Murphy Oil Corp.	287,134	3,551,848
Occidental Petroleum Corp.	1,656,712	33,233,643
ONEOK, Inc.	874,527	34,832,410
Pioneer Natural Resources Co.	398,352	48,160,757
Targa Resources Corp.	446,426	12,218,680
The Williams Companies, Inc.	2,400,237	50,957,032
		407,508,804

TOTAL ENERGY		478,485,177

FINANCIALS - 11.0%
Banks - 3.0%
Associated Banc-Corp.	299,133	5,366,446
Bank of Hawaii Corp.	77,817	6,084,511
Bank OZK	240,850	8,949,986
BOK Financial Corp.	61,870	4,569,718
Citizens Financial Group, Inc.	840,910	30,642,760
Comerica, Inc.	274,467	15,699,512
Commerce Bancshares, Inc.	208,299	13,924,788
Cullen/Frost Bankers, Inc.	110,421	10,185,233
East West Bancorp, Inc.	278,101	16,669,374
Fifth Third Bancorp	1,403,506	40,603,429
First Citizens Bancshares, Inc.	12,429	7,407,560
First Hawaiian, Inc.	255,857	5,948,675
First Horizon National Corp.	1,076,312	14,949,974
First Republic Bank	340,850	49,419,842
FNB Corp., Pennsylvania	636,550	6,276,383
Huntington Bancshares, Inc.	1,992,881	26,355,851
KeyCorp	1,916,974	32,320,182
M&T Bank Corp.	252,661	33,470,003
PacWest Bancorp	230,302	6,952,817
Peoples United Financial, Inc.	834,221	11,395,459
Pinnacle Financial Partners, Inc.	145,696	9,984,547
Popular, Inc.	163,606	9,284,641
Prosperity Bancshares, Inc.	176,080	11,874,835
Regions Financial Corp.	1,895,921	32,249,616
Signature Bank	102,620	16,951,798
Sterling Bancorp	381,402	7,040,681
SVB Financial Group (a)	101,429	44,403,588
Synovus Financial Corp.	288,409	10,728,815
TCF Financial Corp.	297,584	11,564,114
Umpqua Holdings Corp.	434,264	6,301,171
Webster Financial Corp.	176,576	8,254,928
Western Alliance Bancorp.	192,739	13,140,945
Wintrust Financial Corp.	112,656	6,780,765
Zions Bancorp NA	318,481	14,057,751
		549,810,698
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	88,817	9,786,745
Ameriprise Financial, Inc.	232,882	46,080,361
Apollo Global Management LLC Class A	336,555	15,461,337
Ares Management Corp.	193,509	8,738,866
Carlyle Group LP	232,980	7,518,265
Cboe Global Markets, Inc.	212,697	19,510,696
Eaton Vance Corp. (non-vtg.)	218,450	14,666,733
Evercore, Inc. Class A	77,891	8,497,908
FactSet Research Systems, Inc.	73,273	22,153,359
Franklin Resources, Inc.	534,503	14,052,084
Interactive Brokers Group, Inc.	144,679	8,852,908
Invesco Ltd.	743,854	15,315,954
KKR & Co. LP	1,072,552	41,775,900
Lazard Ltd. Class A	198,940	8,196,328
LPL Financial	154,897	16,781,541
MarketAxess Holdings, Inc.	72,767	39,349,483
Morningstar, Inc.	42,669	9,809,176
MSCI, Inc.	160,737	63,539,336
NASDAQ, Inc.	225,838	30,549,106
Northern Trust Corp.	379,072	33,809,432
Raymond James Financial, Inc.	242,214	24,204,445
SEI Investments Co.	222,382	11,752,889
State Street Corp.	694,860	48,640,200
T. Rowe Price Group, Inc.	446,623	69,887,567
Tradeweb Markets, Inc. Class A	165,127	10,038,070
Virtu Financial, Inc. Class A	124,792	3,465,474
		602,434,163
Consumer Finance - 0.8%
Ally Financial, Inc.	737,155	27,893,945
Credit Acceptance Corp. (a)(b)	19,389	7,479,695
Discover Financial Services	604,813	50,526,078
LendingTree, Inc. (a)(b)	21,431	6,976,219
OneMain Holdings, Inc.	128,281	5,972,763
Santander Consumer U.S.A. Holdings, Inc.	141,843	3,134,730
SLM Corp.	738,302	10,247,632
Synchrony Financial	1,150,430	38,711,970
		150,943,032
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	791,755	19,619,689
Jefferies Financial Group, Inc.	424,933	9,922,186
Voya Financial, Inc.	247,893	13,748,146
		43,290,021
Insurance - 3.3%
Alleghany Corp.	27,076	15,348,031
American Financial Group, Inc.	140,576	13,233,825
American National Group, Inc.	14,533	1,284,427
Arch Capital Group Ltd. (a)	775,915	24,371,490
Arthur J. Gallagher & Co.	376,804	43,486,950
Assurant, Inc.	115,825	15,690,813
Assured Guaranty Ltd.	154,001	5,505,536
Athene Holding Ltd. (a)	224,634	9,185,284
Axis Capital Holdings Ltd.	163,670	7,512,453
Brighthouse Financial, Inc. (a)	176,485	6,240,510
Brown & Brown, Inc.	465,035	20,038,358
Cincinnati Financial Corp.	295,424	24,842,204
CNA Financial Corp.	55,519	2,133,040
Erie Indemnity Co. Class A	49,583	12,053,627
Everest Re Group Ltd.	77,704	16,401,760
First American Financial Corp.	213,997	11,189,903
FNF Group	542,284	19,684,909
Globe Life, Inc.	203,496	18,394,003
GoHealth, Inc. (a)(b)	81,834	1,089,211
Hanover Insurance Group, Inc.	73,218	8,234,828
Hartford Financial Services Group, Inc.	705,510	33,878,590
Kemper Corp.	121,786	8,567,645
Lemonade, Inc. (a)	29,700	4,313,925
Lincoln National Corp.	379,961	17,284,426
Loews Corp.	461,591	20,905,456
Markel Corp. (a)	26,669	25,855,062
Mercury General Corp. (b)	53,780	2,850,878
Old Republic International Corp.	558,245	10,104,235
Primerica, Inc.	77,532	10,800,983
Principal Financial Group, Inc.	535,944	26,405,961
Prudential Financial, Inc.	781,187	61,151,318
Reinsurance Group of America, Inc.	133,629	14,037,726
RenaissanceRe Holdings Ltd.	99,827	15,017,974
Unum Group	401,024	9,315,788
W.R. Berkley Corp.	274,719	17,071,039
White Mountains Insurance Group Ltd.	5,955	6,074,100
Willis Towers Watson PLC	253,965	51,539,657
		611,095,925
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,075,961	16,784,992
Annaly Capital Management, Inc.	2,769,925	22,491,791
New Residential Investment Corp.	817,426	7,675,630
Starwood Property Trust, Inc.	539,070	10,112,953
		57,065,366
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	666,212	7,808,005
New York Community Bancorp, Inc.	887,167	9,279,767
TFS Financial Corp.	96,022	1,696,709
		18,784,481

TOTAL FINANCIALS		2,033,423,686

HEALTH CARE - 13.3%
Biotechnology - 2.7%
ACADIA Pharmaceuticals, Inc. (a)	218,279	10,488,306
Acceleron Pharma, Inc. (a)(b)	101,380	11,712,431
Agios Pharmaceuticals, Inc. (a)	121,205	5,692,999
Alexion Pharmaceuticals, Inc. (a)	419,890	64,381,734
Alkermes PLC (a)	311,489	6,538,154
Alnylam Pharmaceuticals, Inc. (a)	227,772	34,275,131
BioMarin Pharmaceutical, Inc. (a)	356,401	29,502,875
bluebird bio, Inc. (a)(b)	130,536	5,815,379
Exact Sciences Corp. (a)	293,320	40,231,771
Exelixis, Inc. (a)	606,356	13,467,167
Global Blood Therapeutics, Inc. (a)(b)	117,130	5,870,556
Incyte Corp. (a)	359,372	32,253,637
Ionis Pharmaceuticals, Inc. (a)	257,715	15,480,940
Iovance Biotherapeutics, Inc. (a)	271,796	11,915,537
Moderna, Inc. (a)	563,527	97,580,335
Neurocrine Biosciences, Inc. (a)	181,484	19,917,869
Repligen Corp. (a)	103,033	20,606,600
Sage Therapeutics, Inc. (a)(b)	100,944	8,141,134
Sarepta Therapeutics, Inc. (a)(b)	148,583	13,283,320
Seagen, Inc. (a)	250,130	41,088,855
United Therapeutics Corp. (a)	85,602	14,023,320
		502,268,050
Health Care Equipment & Supplies - 4.1%
Abiomed, Inc. (a)	87,361	30,423,468
Align Technology, Inc. (a)	154,086	80,953,703
Dentsply Sirona, Inc.	431,356	23,073,232
Envista Holdings Corp. (a)	314,764	11,186,713
Globus Medical, Inc. (a)	148,834	9,181,569
Haemonetics Corp. (a)	98,262	11,230,364
Hill-Rom Holdings, Inc.	131,507	12,629,932
Hologic, Inc. (a)	506,022	40,345,134
ICU Medical, Inc. (a)	38,369	7,845,693
IDEXX Laboratories, Inc. (a)	166,062	79,490,558
Insulet Corp. (a)(b)	129,427	34,580,306
Integra LifeSciences Holdings Corp. (a)(b)	140,762	9,295,922
Masimo Corp. (a)	96,422	24,676,318
Novocure Ltd. (a)	198,755	31,991,605
Penumbra, Inc. (a)(b)	65,020	16,976,072
Quidel Corp. (a)	73,317	18,400,367
ResMed, Inc.	282,926	57,029,394
STERIS PLC	165,872	31,036,310
Tandem Diabetes Care, Inc. (a)	119,391	11,061,576
Teleflex, Inc.	91,649	34,609,412
The Cooper Companies, Inc.	96,106	34,986,428
Varian Medical Systems, Inc. (a)	179,044	31,434,755
West Pharmaceutical Services, Inc.	144,832	43,375,736
Zimmer Biomet Holdings, Inc.	408,936	62,841,195
		748,655,762
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	173,329	8,784,314
Amedisys, Inc. (a)	63,169	18,149,085
AmerisourceBergen Corp.	287,571	29,964,898
Cardinal Health, Inc.	577,275	31,016,986
Chemed Corp.	30,578	15,836,346
DaVita HealthCare Partners, Inc. (a)	150,413	17,653,974
Encompass Health Corp.	194,189	15,612,796
Guardant Health, Inc. (a)	162,027	25,195,199
Henry Schein, Inc. (a)	281,292	18,523,078
Laboratory Corp. of America Holdings (a)	191,390	43,811,085
McKesson Corp.	318,957	55,648,428
Molina Healthcare, Inc. (a)	115,956	24,769,361
Oak Street Health, Inc. (a)(b)	45,132	2,340,997
Premier, Inc.	239,913	8,125,853
Quest Diagnostics, Inc.	263,807	34,070,674
Universal Health Services, Inc. Class B	145,294	18,115,256
		367,618,330
Health Care Technology - 1.0%
American Well Corp. (b)	111,341	3,942,585
Cerner Corp.	600,589	48,113,185
Change Healthcare, Inc. (a)	478,125	11,408,063
Teladoc Health, Inc. (a)(b)	212,392	56,035,381
Veeva Systems, Inc. Class A (a)	266,956	73,797,317
		193,296,531
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	113,295	19,390,439
Adaptive Biotechnologies Corp. (a)(b)	150,371	8,341,079
Agilent Technologies, Inc.	610,679	73,385,295
Avantor, Inc. (a)	977,027	28,812,526
Berkeley Lights, Inc. (a)(b)	24,996	1,799,712
Bio-Rad Laboratories, Inc. Class A (a)	41,654	23,899,816
Bio-Techne Corp.	74,937	24,347,781
Bruker Corp.	203,682	11,791,151
Charles River Laboratories International, Inc. (a)	96,379	24,966,980
IQVIA Holdings, Inc. (a)	375,316	66,731,185
Mettler-Toledo International, Inc. (a)	46,557	54,383,232
PerkinElmer, Inc.	219,626	32,300,396
PPD, Inc.	315,289	10,139,694
PRA Health Sciences, Inc. (a)	124,575	15,352,623
QIAGEN NV (a)	443,711	24,026,951
Syneos Health, Inc. (a)	148,142	11,014,358
Waters Corp. (a)	120,744	31,957,314
		462,640,532
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	320,608	36,885,950
Elanco Animal Health, Inc. (a)	896,656	26,029,924
Horizon Therapeutics PLC (a)	384,819	27,891,681
Jazz Pharmaceuticals PLC (a)	106,676	16,588,118
Nektar Therapeutics (a)(b)	341,818	6,733,815
Perrigo Co. PLC	269,485	11,507,010
Reata Pharmaceuticals, Inc. (a)(b)	47,437	4,913,999
Royalty Pharma PLC	214,642	10,090,320
Viatris, Inc. (a)	2,381,475	40,461,260
		181,102,077

TOTAL HEALTH CARE		2,455,581,282

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	123,415	20,259,806
BWX Technologies, Inc.	187,666	10,118,951
Curtiss-Wright Corp.	81,855	8,495,730
HEICO Corp. (b)	88,222	10,387,258
HEICO Corp. Class A	153,319	16,299,343
Hexcel Corp.	164,462	7,180,411
Howmet Aerospace, Inc.	778,792	19,142,707
Huntington Ingalls Industries, Inc.	78,071	12,282,910
Mercury Systems, Inc. (a)	107,723	7,654,796
Spirit AeroSystems Holdings, Inc. Class A	206,851	7,006,043
Teledyne Technologies, Inc. (a)	71,530	25,536,925
Textron, Inc.	449,263	20,333,643
TransDigm Group, Inc.	103,090	57,037,635
Virgin Galactic Holdings, Inc. (a)(b)	132,023	5,847,299
		227,583,457
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	261,519	22,375,566
Expeditors International of Washington, Inc.	333,135	29,822,245
XPO Logistics, Inc. (a)	179,168	19,781,939
		71,979,750
Airlines - 0.9%
Alaska Air Group, Inc.	236,604	11,553,373
American Airlines Group, Inc. (b)	1,072,972	18,422,929
Copa Holdings SA Class A	61,838	4,784,406
Delta Air Lines, Inc.	1,258,361	47,767,384
JetBlue Airways Corp. (a)	608,855	8,730,981
Southwest Airlines Co.	1,163,335	51,116,940
United Airlines Holdings, Inc. (a)	572,547	22,896,155
		165,272,168
Building Products - 2.0%
A.O. Smith Corp.	261,799	14,215,686
Allegion PLC	181,789	19,453,241
Armstrong World Industries, Inc.	94,019	7,353,226
Carrier Global Corp.	1,714,158	65,995,083
Fortune Brands Home & Security, Inc.	271,723	23,436,109
Johnson Controls International PLC	1,435,403	71,511,777
Lennox International, Inc.	68,216	18,792,826
Masco Corp.	518,588	28,164,514
Owens Corning	210,897	16,365,607
The AZEK Co., Inc.	179,769	7,170,985
Trane Technologies PLC	471,550	67,596,693
Trex Co., Inc. (a)	228,175	20,939,620
		360,995,367
Commercial Services & Supplies - 1.1%
ADT, Inc.	304,012	2,745,228
Cintas Corp.	174,216	55,421,594
Clean Harbors, Inc. (a)	101,524	7,864,049
Copart, Inc. (a)	405,003	44,449,079
IAA Spinco, Inc. (a)	264,895	15,136,100
MSA Safety, Inc.	71,776	11,205,669
Republic Services, Inc.	414,308	37,503,160
Rollins, Inc.	438,717	15,802,586
Stericycle, Inc. (a)	180,209	11,800,085
		201,927,550
Construction & Engineering - 0.4%
AECOM (a)	301,467	15,103,497
Jacobs Engineering Group, Inc.	247,076	24,944,793
Quanta Services, Inc.	269,753	19,009,494
Valmont Industries, Inc.	41,332	7,973,769
		67,031,553
Electrical Equipment - 1.1%
Acuity Brands, Inc.	73,223	8,804,334
AMETEK, Inc.	452,435	51,242,788
Generac Holdings, Inc. (a)(b)	120,556	29,707,410
GrafTech International Ltd.	133,909	1,298,917
Hubbell, Inc. Class B	106,575	16,583,070
nVent Electric PLC	306,679	6,863,476
Regal Beloit Corp.	79,859	10,020,707
Rockwell Automation, Inc.	228,816	56,867,640
Sensata Technologies, Inc. PLC (a)	304,396	16,589,582
Vertiv Holdings Co.	432,735	8,706,628
		206,684,552
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	103,599	15,014,603
Machinery - 4.0%
AGCO Corp.	121,856	13,513,830
Allison Transmission Holdings, Inc.	222,222	9,044,435
Colfax Corp. (a)	195,467	7,255,735
Crane Co.	96,030	7,267,550
Cummins, Inc.	291,008	68,218,095
Donaldson Co., Inc.	250,440	14,886,154
Dover Corp.	283,575	33,033,652
Flowserve Corp.	256,584	9,124,127
Fortive Corp.	587,142	38,798,343
Gates Industrial Corp. PLC (a)	88,416	1,248,434
Graco, Inc.	325,806	22,461,066
IDEX Corp.	148,637	27,674,723
Ingersoll Rand, Inc. (a)	683,772	28,609,020
ITT, Inc.	170,491	12,737,383
Lincoln Electric Holdings, Inc.	112,563	12,888,464
Middleby Corp. (a)(b)	108,659	14,747,199
Nordson Corp.	113,327	20,284,400
Oshkosh Corp.	133,589	12,235,417
Otis Worldwide Corp.	805,612	52,082,816
PACCAR, Inc.	669,588	61,079,817
Parker Hannifin Corp.	252,725	66,873,562
Pentair PLC	325,621	17,733,320
Snap-On, Inc.	106,137	19,103,599
Stanley Black & Decker, Inc.	304,363	52,803,937
Timken Co.	124,918	9,451,296
Toro Co.	210,892	19,876,571
Trinity Industries, Inc. (b)	173,463	4,824,006
Westinghouse Air Brake Co.	357,090	26,499,649
Woodward, Inc.	109,752	12,286,736
Xylem, Inc.	352,962	34,092,600
		730,735,936
Marine - 0.0%
Kirby Corp. (a)	117,610	5,969,884
Professional Services - 1.8%
CoreLogic, Inc.	152,995	11,518,994
CoStar Group, Inc. (a)	76,958	69,239,882
Dun & Bradstreet Holdings, Inc. (a)(b)	169,311	4,004,205
Equifax, Inc.	238,742	42,283,596
FTI Consulting, Inc. (a)	69,255	7,615,972
IHS Markit Ltd.	783,576	68,233,798
Manpower, Inc.	114,219	10,101,528
Nielsen Holdings PLC	702,942	15,696,695
Robert Half International, Inc.	220,240	14,866,200
TransUnion Holding Co., Inc.	374,916	32,632,689
Verisk Analytics, Inc.	313,040	57,442,840
		333,636,399
Road & Rail - 0.9%
AMERCO	17,589	8,133,857
J.B. Hunt Transport Services, Inc.	165,465	22,281,517
Kansas City Southern	184,319	37,355,932
Knight-Swift Transportation Holdings, Inc. Class A	246,574	9,862,960
Landstar System, Inc.	75,237	10,488,038
Lyft, Inc. (a)	487,240	21,662,690
Old Dominion Freight Lines, Inc.	192,504	37,345,776
Ryder System, Inc.	103,417	6,472,870
Schneider National, Inc. Class B	116,261	2,441,481
		156,045,121
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	210,064	8,324,836
Fastenal Co.	1,130,186	51,525,180
MSC Industrial Direct Co., Inc. Class A	88,146	6,837,485
United Rentals, Inc. (a)	142,079	34,526,618
Univar, Inc. (a)	329,202	6,119,865
W.W. Grainger, Inc.	87,841	32,008,382
Watsco, Inc.	64,268	15,327,275
		154,669,641
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	144,772	4,023,214

TOTAL INDUSTRIALS		2,701,569,195

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	115,815	35,620,061
Ciena Corp. (a)	301,533	16,098,847
CommScope Holding Co., Inc. (a)	386,739	5,681,196
EchoStar Holding Corp. Class A (a)	94,613	1,981,196
F5 Networks, Inc. (a)	120,250	23,562,988
Juniper Networks, Inc.	648,564	15,837,933
Lumentum Holdings, Inc. (a)	147,579	13,842,910
Motorola Solutions, Inc.	335,696	56,245,865
Ubiquiti, Inc.	16,575	5,104,934
ViaSat, Inc. (a)(b)	115,144	5,013,370
		178,989,300
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	576,193	71,954,982
Arrow Electronics, Inc. (a)	147,719	14,421,806
Avnet, Inc.	193,471	6,831,461
CDW Corp.	279,969	36,860,719
Cognex Corp.	330,599	27,152,096
Coherent, Inc. (a)	47,594	9,558,779
Corning, Inc.	1,480,013	53,088,066
Dolby Laboratories, Inc. Class A	124,307	10,942,745
FLIR Systems, Inc.	257,299	13,392,413
IPG Photonics Corp. (a)	69,885	15,614,406
Jabil, Inc.	289,963	11,995,769
Keysight Technologies, Inc. (a)	369,196	52,274,462
Littelfuse, Inc.	46,445	11,303,320
National Instruments Corp.	254,188	10,523,383
SYNNEX Corp.	81,956	6,689,249
Trimble, Inc. (a)	492,088	32,433,520
Vontier Corp. (a)	301,195	9,767,754
Zebra Technologies Corp. Class A (a)	103,564	40,165,226
		434,970,156
IT Services - 4.2%
Akamai Technologies, Inc. (a)	315,543	35,034,739
Alliance Data Systems Corp.	92,345	6,247,139
Amdocs Ltd.	258,649	18,265,792
BigCommerce Holdings, Inc. (a)(b)	24,176	1,932,629
Black Knight, Inc. (a)	298,525	24,386,507
Booz Allen Hamilton Holding Corp. Class A	266,866	22,728,977
Broadridge Financial Solutions, Inc.	225,818	31,910,342
CACI International, Inc. Class A (a)	48,982	11,815,438
Concentrix Corp. (a)	81,922	8,759,100
DXC Technology Co.	500,221	14,106,232
EPAM Systems, Inc. (a)	104,873	36,121,407
Euronet Worldwide, Inc. (a)	99,150	12,389,784
Fastly, Inc. Class A (a)(b)	155,570	17,011,580
FleetCor Technologies, Inc. (a)	162,750	39,507,563
Gartner, Inc. (a)	170,752	25,938,936
Genpact Ltd.	370,114	14,167,964
Globant SA (a)	75,993	14,590,656
GoDaddy, Inc. (a)	331,887	26,079,680
Jack Henry & Associates, Inc.	150,413	21,778,298
Leidos Holdings, Inc.	265,495	28,158,400
MongoDB, Inc. Class A (a)(b)	100,506	37,148,023
Okta, Inc. (a)	226,974	58,788,536
Paychex, Inc.	633,454	55,313,203
Sabre Corp. (b)	626,760	6,756,473
Science Applications International Corp.	114,441	10,989,769
StoneCo Ltd. Class A (a)	397,892	28,608,435
Switch, Inc. Class A	153,930	2,650,675
The Western Union Co.	809,024	18,016,964
Twilio, Inc. Class A (a)	276,388	99,342,136
VeriSign, Inc. (a)	199,294	38,676,987
WEX, Inc. (a)	86,875	16,384,625
		783,606,989
Semiconductors & Semiconductor Equipment - 3.9%
Allegro MicroSystems LLC (a)(b)	56,881	1,588,118
Array Technologies, Inc. (b)	108,226	4,411,292
Cirrus Logic, Inc. (a)	113,918	10,672,977
Cree, Inc. (a)	217,812	22,016,437
Enphase Energy, Inc. (a)	208,456	38,011,952
Entegris, Inc.	264,327	26,007,134
First Solar, Inc. (a)	181,129	17,958,940
Inphi Corp. (a)	94,320	15,903,295
KLA Corp.	306,446	85,826,331
Marvell Technology Group Ltd. (b)	1,315,062	67,673,091
Maxim Integrated Products, Inc.	524,046	45,964,075
Microchip Technology, Inc.	493,123	67,118,972
MKS Instruments, Inc.	107,692	17,022,874
Monolithic Power Systems, Inc.	85,877	30,511,239
ON Semiconductor Corp. (a)	800,575	27,611,832
Qorvo, Inc. (a)	225,136	38,471,240
Skyworks Solutions, Inc.	329,167	55,711,515
SolarEdge Technologies, Inc. (a)	96,400	27,795,012
Teradyne, Inc.	326,419	37,042,028
Universal Display Corp.	84,691	19,548,377
Xilinx, Inc.	482,177	62,957,851
		719,824,582
Software - 7.9%
2U, Inc. (a)(b)	136,350	5,576,715
Alteryx, Inc. Class A (a)	106,017	13,363,443
Anaplan, Inc. (a)	262,399	17,502,013
ANSYS, Inc. (a)	169,100	59,923,967
Aspen Technology, Inc. (a)	133,365	17,857,574
Avalara, Inc. (a)	162,692	24,403,800
Bill.Com Holdings, Inc. (a)	144,310	17,588,503
Cadence Design Systems, Inc. (a)	544,222	70,961,107
CDK Global, Inc.	240,271	11,989,523
Ceridian HCM Holding, Inc. (a)	227,362	21,124,203
Citrix Systems, Inc.	243,221	32,423,792
Cloudflare, Inc. (a)	215,125	16,491,483
Coupa Software, Inc. (a)	135,642	42,031,387
Crowdstrike Holdings, Inc. (a)	299,383	64,606,851
Datadog, Inc. Class A (a)	300,840	30,911,310
Datto Holding Corp.	47,055	1,122,732
DocuSign, Inc. (a)	351,936	81,962,375
Dropbox, Inc. Class A (a)(b)	484,212	10,957,718
Duck Creek Technologies, Inc. (a)(b)	44,719	2,161,716
Dynatrace, Inc. (a)	360,903	14,981,084
Elastic NV (a)	130,266	19,795,221
Everbridge, Inc. (a)(b)	68,834	9,150,104
Fair Isaac Corp. (a)	55,215	24,852,824
FireEye, Inc. (a)(b)	437,556	9,188,676
Five9, Inc. (a)	121,770	20,244,263
Fortinet, Inc. (a)	262,392	37,981,242
Guidewire Software, Inc. (a)	165,656	19,007,369
HubSpot, Inc. (a)	81,657	30,392,735
Jamf Holding Corp. (a)	61,313	2,264,289
JFrog Ltd. (b)	26,308	1,643,461
Manhattan Associates, Inc. (a)(b)	124,779	14,128,726
McAfee Corp. (b)	73,165	1,379,160
Medallia, Inc. (a)(b)	171,998	7,137,917
nCino, Inc. (a)	29,006	2,079,730
New Relic, Inc. (a)	102,242	7,686,554
NortonLifeLock, Inc.	1,083,481	22,828,945
Nuance Communications, Inc. (a)(b)	554,665	25,259,444
Nutanix, Inc. Class A (a)	380,907	11,625,282
Pagerduty, Inc. (a)(b)	137,103	6,681,029
Palo Alto Networks, Inc. (a)	183,772	64,458,029
Paycom Software, Inc. (a)	97,229	36,921,740
Paylocity Holding Corp. (a)	75,444	14,142,732
Pegasystems, Inc.	77,768	9,911,532
Pluralsight, Inc. (a)	176,505	3,671,304
Proofpoint, Inc. (a)	111,715	14,420,172
PTC, Inc. (a)	205,862	27,361,118
RealPage, Inc. (a)	173,300	15,002,581
RingCentral, Inc. (a)	155,344	57,930,884
Slack Technologies, Inc. Class A (a)	752,296	31,724,322
Smartsheet, Inc. (a)	220,226	15,358,561
SolarWinds, Inc. (a)(b)	91,576	1,539,393
Splunk, Inc. (a)	313,822	51,790,045
SS&C Technologies Holdings, Inc.	443,358	27,878,351
Synopsys, Inc. (a)	298,516	76,255,912
Teradata Corp. (a)(b)	213,729	5,749,310
The Trade Desk, Inc. (a)	81,567	62,479,506
Tyler Technologies, Inc. (a)	78,244	33,080,781
Unity Software, Inc. (b)	56,920	8,527,754
Zendesk, Inc. (a)	227,786	32,855,853
Zscaler, Inc. (a)	142,555	28,468,234
		1,450,796,381
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	2,545,768	31,414,777
HP, Inc.	2,714,239	66,064,577
NCR Corp. (a)	250,755	8,365,187
NetApp, Inc.	436,844	29,023,915
Pure Storage, Inc. Class A (a)(b)	476,451	11,020,312
Western Digital Corp.	601,003	33,914,599
Xerox Holdings Corp.	332,558	6,993,695
		186,797,062

TOTAL INFORMATION TECHNOLOGY		3,754,984,470

MATERIALS - 5.3%
Chemicals - 2.5%
Albemarle Corp. U.S. (b)	208,231	33,870,854
Ashland Global Holdings, Inc.	109,111	8,727,789
Axalta Coating Systems Ltd. (a)	415,471	11,213,562
Cabot Corp.	109,897	4,825,577
Celanese Corp. Class A	229,839	28,074,834
CF Industries Holdings, Inc.	421,238	17,430,828
Corteva, Inc.	1,480,746	59,022,536
Eastman Chemical Co.	267,588	26,317,280
Element Solutions, Inc.	428,178	7,291,871
FMC Corp.	255,512	27,669,394
Huntsman Corp.	395,023	10,436,508
International Flavors & Fragrances, Inc. (b)	211,100	23,723,418
LyondellBasell Industries NV Class A	506,172	43,409,311
NewMarket Corp.	13,583	5,327,117
Olin Corp.	281,345	6,726,959
PPG Industries, Inc.	465,702	62,734,716
RPM International, Inc.	252,230	20,801,408
The Chemours Co. LLC	322,140	8,485,168
The Mosaic Co.	681,392	17,688,936
The Scotts Miracle-Gro Co. Class A	79,935	17,698,408
Valvoline, Inc.	365,511	8,677,231
W.R. Grace & Co.	110,920	6,435,578
Westlake Chemical Corp.	66,918	5,116,550
		461,705,833
Construction Materials - 0.4%
Eagle Materials, Inc.	81,395	8,955,892
Martin Marietta Materials, Inc.	122,642	35,248,537
Vulcan Materials Co.	260,827	38,899,739
		83,104,168
Containers & Packaging - 1.6%
Amcor PLC	3,110,120	34,024,713
Aptargroup, Inc.	126,720	16,849,958
Ardagh Group SA	36,135	614,295
Avery Dennison Corp.	164,225	24,776,626
Ball Corp.	629,757	55,431,211
Berry Global Group, Inc. (a)	262,004	12,935,137
Crown Holdings, Inc. (a)	255,805	23,060,821
Graphic Packaging Holding Co.	531,568	8,324,355
International Paper Co.	776,008	39,040,962
Packaging Corp. of America	184,820	24,850,897
Sealed Air Corp.	306,605	12,960,193
Silgan Holdings, Inc.	155,198	5,653,863
Sonoco Products Co.	197,585	11,442,147
WestRock Co.	506,163	20,970,333
		290,935,511
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	2,862,039	77,017,469
Nucor Corp.	594,666	28,978,074
Reliance Steel & Aluminum Co.	125,111	14,522,885
Royal Gold, Inc.	129,327	13,822,470
Steel Dynamics, Inc.	395,473	13,552,860
		147,893,758

TOTAL MATERIALS		983,639,270

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	264,272	44,162,494
American Campus Communities, Inc.	270,014	11,113,776
American Homes 4 Rent Class A	538,213	16,270,179
Americold Realty Trust	401,641	14,021,287
Apartment Income (REIT) Corp.	292,043	11,322,507
Apartment Investment & Management Co. Class A	291,194	1,336,580
Apple Hospitality (REIT), Inc.	413,686	5,162,801
AvalonBay Communities, Inc.	277,758	45,460,652
Boston Properties, Inc.	306,952	28,015,509
Brandywine Realty Trust (SBI)	332,829	3,661,119
Brixmor Property Group, Inc.	584,312	9,892,402
Brookfield Property REIT, Inc. Class A	76,523	1,327,674
Camden Property Trust (SBI)	186,093	19,009,400
CoreSite Realty Corp.	79,280	10,658,403
Corporate Office Properties Trust (SBI)	221,506	5,818,963
Cousins Properties, Inc.	291,949	9,208,071
CubeSmart	381,084	13,276,967
CyrusOne, Inc.	237,115	17,297,539
Douglas Emmett, Inc.	328,131	9,092,510
Duke Realty Corp.	726,959	28,758,498
Empire State Realty Trust, Inc.	283,733	2,797,607
EPR Properties	145,992	5,787,123
Equity Commonwealth	230,361	6,567,592
Equity Lifestyle Properties, Inc.	343,070	20,872,379
Equity Residential (SBI)	725,473	44,718,156
Essex Property Trust, Inc.	128,691	30,835,651
Extra Space Storage, Inc.	248,822	28,313,455
Federal Realty Investment Trust (SBI)	148,437	12,997,144
First Industrial Realty Trust, Inc.	252,588	10,265,176
Gaming & Leisure Properties	428,656	17,630,621
Healthcare Trust of America, Inc.	428,756	12,112,357
Healthpeak Properties, Inc.	1,064,184	31,553,056
Highwoods Properties, Inc. (SBI)	202,943	7,608,333
Host Hotels & Resorts, Inc.	1,379,271	18,689,122
Hudson Pacific Properties, Inc.	296,387	6,947,311
Invitation Homes, Inc.	1,107,198	32,640,197
Iron Mountain, Inc. (b)	564,240	18,997,961
JBG SMITH Properties	240,359	7,177,120
Kilroy Realty Corp.	226,623	12,833,660
Kimco Realty Corp.	814,786	13,452,117
Lamar Advertising Co. Class A	169,539	13,695,360
Life Storage, Inc.	142,952	11,662,024
Medical Properties Trust, Inc.	1,111,607	23,466,024
Mid-America Apartment Communities, Inc.	224,760	29,836,890
National Retail Properties, Inc.	341,279	13,309,881
Omega Healthcare Investors, Inc.	443,834	16,075,667
Outfront Media, Inc.	283,634	5,170,648
Paramount Group, Inc.	372,618	3,312,574
Park Hotels & Resorts, Inc.	463,696	7,734,449
Rayonier, Inc.	260,162	7,999,982
Realty Income Corp.	693,827	40,977,423
Regency Centers Corp.	332,396	15,682,443
Rexford Industrial Realty, Inc.	243,639	11,923,693
Simon Property Group, Inc.	638,408	59,327,255
SL Green Realty Corp.	144,145	9,726,905
Spirit Realty Capital, Inc.	214,405	8,267,457
Store Capital Corp.	476,180	14,771,104
Sun Communities, Inc.	208,757	29,879,389
UDR, Inc.	577,947	22,222,062
Ventas, Inc.	736,616	33,935,899
VEREIT, Inc.	431,531	15,202,837
VICI Properties, Inc.	1,054,884	26,667,468
Vornado Realty Trust	346,110	13,761,334
Weingarten Realty Investors (SBI)	239,310	5,386,868
Welltower, Inc.	825,373	50,017,604
Weyerhaeuser Co.	1,474,384	45,986,037
WP Carey, Inc.	343,448	22,804,947
		1,206,467,693
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	658,385	40,148,317
Howard Hughes Corp. (a)(b)	76,960	6,631,643
Jones Lang LaSalle, Inc. (a)	101,588	14,853,181
		61,633,141

TOTAL REAL ESTATE		1,268,100,834

UTILITIES - 5.0%
Electric Utilities - 2.3%
Alliant Energy Corp.	492,931	23,981,093
Avangrid, Inc. (b)	111,809	5,173,402
Edison International	705,975	41,059,506
Entergy Corp.	396,482	37,796,629
Evergy, Inc.	446,677	23,999,955
Eversource Energy	677,795	59,307,063
FirstEnergy Corp.	1,069,779	32,906,402
Hawaiian Electric Industries, Inc.	211,121	6,979,660
IDACORP, Inc.	99,353	8,772,870
NRG Energy, Inc.	479,877	19,871,707
OGE Energy Corp.	394,191	12,030,709
PG&E Corp. (a)(b)	2,612,888	29,865,310
Pinnacle West Capital Corp.	222,020	16,707,005
PPL Corp.	1,521,005	42,086,208
Xcel Energy, Inc.	1,037,631	66,398,008
		426,935,527
Gas Utilities - 0.3%
Atmos Energy Corp.	246,112	21,903,968
National Fuel Gas Co.	171,481	6,903,825
UGI Corp.	410,282	14,766,049
		43,573,842
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	1,304,530	31,817,487
Vistra Corp.	962,574	19,222,603
		51,040,090
Multi-Utilities - 1.7%
Ameren Corp.	485,993	35,341,411
CenterPoint Energy, Inc.	993,909	20,961,541
CMS Energy Corp.	563,790	32,068,375
Consolidated Edison, Inc.	661,349	46,810,282
DTE Energy Co.	379,172	45,015,300
MDU Resources Group, Inc.	393,257	10,338,727
NiSource, Inc.	755,234	16,728,433
Public Service Enterprise Group, Inc.	997,382	56,282,266
WEC Energy Group, Inc.	623,536	55,432,350
		318,978,685
Water Utilities - 0.4%
American Water Works Co., Inc.	357,702	56,881,772
Essential Utilities, Inc.	441,289	20,431,681
		77,313,453

TOTAL UTILITIES		917,841,597

TOTAL COMMON STOCKS
(Cost $13,991,038,758)		18,380,425,510
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $4,998,877)	5,000,000	4,999,184
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.09% (d)	54,037,376	$54,048,183
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	461,277,725	461,323,852
TOTAL MONEY MARKET FUNDS
(Cost $515,368,119)		515,372,035
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $14,511,405,754)		18,900,796,729
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(477,176,191)
NET ASSETS - 100%		$18,423,620,538

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	171	March 2021	$39,940,470	$1,444,021	$1,444,021

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,774,384.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,774
Fidelity Securities Lending Cash Central Fund	1,552,410
Total	$1,578,184

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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